Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Apr. 30, 2021
Entity Registrant Name	MFS SERIES TRUST IX
Entity Central Index Key	0000063075
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Mar. 01, 2022
Document Effective Date	Mar. 01, 2022
Prospectus Date	Aug. 27, 2021
MFS Corporate Bond Fund | A
Prospectus:
Trading Symbol	MFBFX
MFS Corporate Bond Fund | R4
Prospectus:
Trading Symbol	MFBJX
MFS Corporate Bond Fund | B
Prospectus:
Trading Symbol	MFBBX
MFS Corporate Bond Fund | C
Prospectus:
Trading Symbol	MFBCX
MFS Corporate Bond Fund | I
Prospectus:
Trading Symbol	MBDIX
MFS Corporate Bond Fund | R1
Prospectus:
Trading Symbol	MFBGX
MFS Corporate Bond Fund | R2
Prospectus:
Trading Symbol	MBRRX
MFS Corporate Bond Fund | R3
Prospectus:
Trading Symbol	MFBHX
MFS Corporate Bond Fund | R6
Prospectus:
Trading Symbol	MFBKX